CURRENT MATURITIES OF LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2023
Long-term Debt, Current Maturities [Abstract]
Schedule of Current Maturities of Long-Term Debt
	Annual interest rate at
	December 31,	December 31,
	2022	2023	2022

Long-term debt from banks in NIS bears interest of Prime+1.5% to Prime+1.75%	6.25% - 6.5%	-	702

		-	702